Income Taxes - Schedule of Loss Before Income Tax Benefits (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Federal	$ (160,042)	$ (95,463)
Foreign	2,355	5,847
Loss before provision for income taxes	$ (157,687)	$ (89,616)